Investments Accounted for Using the Equity Method - Summarized Consolidated Financial Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 11,872,564	¥ 9,578,348
Non-current assets	17,901,586	15,091,719
Total assets	29,774,150	24,670,067	¥ 23,973,153
Current liabilities	8,323,492	6,652,124
Non-current liabilities	8,444,786	6,515,652
Total liabilities	16,768,278	13,167,776
Total equity	13,005,872	11,502,291	10,772,546	¥ 9,372,839
Cash and cash equivalents included in current assets	4,954,565	3,803,014	3,674,931	¥ 2,758,020
Sales revenue	20,428,802	16,907,725	14,552,696
Depreciation and amortization	1,579,486	1,596,876	1,476,908
Income tax expense	459,794	162,256	309,489
Profit for the year	1,182,590	717,309	760,701
Other comprehensive income	893,359	438,092	934,952
Comprehensive income for the year	2,075,949	1,155,401	1,695,653
Honda's share of comprehensive income for the year	173,470	148,166	281,745
Dongfeng Honda Automobile Co Ltd [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	602,784	615,524
Non-current assets	361,830	279,691
Total assets	964,614	895,215
Current liabilities	552,719	520,257
Non-current liabilities	37,016	31,680
Total liabilities	589,735	551,937
Total equity	374,879	343,278
Carrying amount of its interest in the joint venture	186,827	171,003
Cash and cash equivalents included in current assets	163,009	99,862
Financial liabilities (excluding trade payables and provisions) included in current liabilities	6,549	6,803
Sales revenue	1,816,390	1,777,882	1,994,534
Interest income	5,653	8,441	10,653
Depreciation and amortization	29,311	28,052	25,996
Income tax expense	8,207	52,826	60,868
Profit for the year	27,985	157,914	182,989
Other comprehensive income	24,398	3,256	44,812
Comprehensive income for the year	52,383	161,170	227,801
Honda's share of comprehensive income for the year	26,261	80,652	114,508
Dividend from the joint venture to Honda	10,668	86,506	79,191
Dongfeng Honda Automobile Co Ltd [member] | Equity attributable to owners of the parent [Member]
Disclosure of investments accounted for using equity method [line items]
Total equity	187,439	171,639
Comprehensive income for the year	26,192	80,585	113,901
Dongfeng Honda Automobile Co Ltd [member] | Equity method adjustments [member]
Disclosure of investments accounted for using equity method [line items]
Total equity	(612)	(636)
Comprehensive income for the year	¥ 69	¥ 67	¥ 607